Shareholders' Equity (Deficit)	12 Months Ended
Jun. 30, 2015
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
Note 9 Shareholders’ Equity (Deficit)

Common Stock - The Company is authorized to issue 200,000,000 shares of $0.001 par-value common stock. All shares of the Company’s common stock have equal rights and privileges with respect to voting, liquidation and dividend rights. Each share of common stock entitles the holder thereof to:

a.	One non-cumulative vote for each share held of record on all matters submitted to a vote of the stockholders;
b.	To participate equally and to receive any and all such dividends as may be declared by the Board of Directors out of funds legally available therefore; and
c.	To participate pro rata in any distribution of assets available for distribution upon liquidation.

Stockholders have no pre-emptive rights to acquire additional shares of common stock or any other securities. Common shares are not subject to redemption and carry no subscription or conversion rights.

Preferred Stock– The Company is authorized to issue 20,000,000 shares of Preferred Stock with each share having a par value of $0.001. No preferred shares are designated and there are no preferred shares issued and outstanding as of June 30, 2015 and 2014.

During 2014, the Company completed a private placement transaction in which the Company issued 5,725,327 units to accredited investors. Each unit consists of one share of our common stock and one common share purchase warrant. Each warrant entitles the holder to purchase one share of common stock at a price of $2.34 per share and the warrant will expire 36 months following the issuance. The Company received net proceeds of $7.6 million after the placement agent compensation and issuance costs paid of $1,365,085 and $898,719 of warrant expense recorded as issuance costs.

In addition to the units issued, the Company also issued 562,352 additional warrants to investors who invested in the 2013 Notes and also in the private placement. For each dollar that was invested in the 2013 Notes, the Company would issue one-half of one common share purchase warrant for their investment in the private placement transaction for up to 150% of their investment in the 2013 Notes. The warrants will be exerciseable at $2.34 per share and will expire 36 months after they were issued.

On March 26, 2014, the Company entered into a repayment agreement with a related party to issue 176,283 shares of common stock as payment for $275,000 of accounts payable and accrued expenses – related party that was due to them.

On March 31, 2014, the Company entered into a services agreement whereby the Company receives assistance with investor relations relating to digital strategy, website and investor materials, market awareness and other services. The compensation for these services will be 500,000 shares of common stock to be issued over a twelve-month period. As of June 30, 2014, 125,001 shares of common stock have been issued under the agreement and recorded as investor relations expense of $404,587 during the year ended June 30, 2014. As of June 30, 2015, an additional 166,668 shares of common stock have been issued under the agreement and $296,669 has been recorded as investor relations expense during the year ended June 30, 2015. On November 1, 2014 the agreement was terminated and no additional compensation was paid.

During 2015, the Company completed two private placement transactions in which the Company issued 6,040,921 units to accredited investors. Each unit consists of one share of our common stock and one common share purchase warrant. Each warrant entitles the holder to purchase one share of common stock at a price of $2.50 per share and the warrant will expire 36 months following the issuance. The Company received net proceeds of $10.1 million after the placement agent compensation and issuance costs paid of $1,071,568 and $2,072,911 of warrant expense recorded as issuance costs. The Company also issued 37,838 shares of common stock for services in assisting in the private placement and $70,000 had been recorded in additional paid in capital as issuance costs.

The Company issued no shares of preferred stock during the years ended June 30, 2015 and 2014. The Company has not declared or paid any dividends or returned any capital to shareholders as of June 30, 2015 and 2014.